OTHER EXPENSES (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Impairment [Line Items]
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1	$ 51	$ 244
Integration Expenses	13	0
Impairment of long-lived assets	13	65
Contingent Consideration	(51)	(244)
Acquisition costs	24	1
Other expenses	(1)	(14)
Restructuring	19	3
Total	119	$ 299
Revascor Carrying Value Of In Process R&D Asset	258
Mesoblast Ltd Carrying Value Of Equity Interest	75
Mesoblast [Member]
Impairment [Line Items]
Mesoblast Currency Traslation Related	$ 72